Lines of Businesses (Tables)	12 Months Ended
Dec. 31, 2012
Contribution of Segments to Overall Profitability

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2012 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,518	(a)	$7,375	$613	$11,506	(a)
Net interest revenue	214		2,442	317	2,973
Total revenue	3,732		9,817	930	14,479
Provision for credit losses	-		(2)	(78)	(80)
Noninterest expense	2,809		7,568	956	11,333
Income before taxes	$923	(a)	$2,251	$52	$3,226	(a)
Pre-tax operating margin (b)	25%		23%	N/M	22%
Average assets	$36,493		$222,752	$56,136	$315,381
(a)	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2011
(dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,254	(a)	$7,665	$777	$11,696	(a)
Net interest revenue	206		2,565	213	2,984
Total revenue	3,460		10,230	990	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,736		7,233	1,143	11,112
Income (loss) before taxes	$723	(a)	$2,997	$(153)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,041		$204,569	$49,535	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,187	(a)	$6,972	$732	$10,891	(a)
Net interest revenue	203		2,362	360	2,925
Total revenue	3,390		9,334	1,092	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,658		6,260	1,252	10,170
Income (loss) before taxes	$729	(a)	$3,074	$(168)	$3,635	(a)
Pre-tax operating margin (b)	22%		33%	N/M	26%
Average assets	$35,407		$158,676	$43,353	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.